CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Debt from related parties | $	$ 1,079	$ 0
Accounts payable, related party | $	0	2,407
Advanced subscription agreement, related party | $	$ 0	$ 4,333
Shares issued		11,380,421
Shares outstanding		11,380,421
Common Shares
Shares authorized	6,232,305	6,083,872
Shares issued		6,083,872
Shares outstanding	6,232,305	6,083,872
B Ordinary Shares
Shares authorized	5,476,837	5,296,549
Shares issued	5,476,837	5,296,549
Shares outstanding	5,476,837	5,296,549